UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30/2026

Date of reporting period: 12/31/2025

Item 1. Reports to Stockholders.

(a)

LK Balanced Fund
Institutional Class | LKBLX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$25,145,097
Number of Holdings	48
Net Advisory Fee	$19,970
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	6.9%
Berkshire Hathaway	4.4%
Federal Home Loan Banks	4.0%
Microsoft	3.8%
Thermo Fisher Scientific	3.7%
Aflac	3.5%
Texas Pacific Land	3.4%
HCA Healthcare	3.3%
Phillips 66	3.2%
Alphabet	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lkfunds.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Lawson Kroeker documents not be householded, please contact Lawson Kroeker at 1-855-698-1378, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Lawson Kroeker or your financial intermediary.
LK Balanced Fund	PAGE 1	TSR-SAR-56166Y503

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LK BALANCED FUND
Core Financial Statements
December 31, 2025

LK Balanced Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.2%
Communication Services - 5.4%
Alphabet - Class C	2,500	$784,500
Walt Disney	5,000	568,850
		1,353,350
Consumer Discretionary - 4.6%
Asbury Automotive Group, Inc.(a)	2,500	581,325
LKQ	12,200	368,440
MarineMax(a)	8,910	215,889
		1,165,654
Consumer Staples - 2.9%
Crimson Wine Group(a)	26,090	127,841
Hershey	3,300	600,534
		728,375
Energy - 9.1%
Chevron	4,000	609,640
Phillips 66	6,300	812,952
Texas Pacific Land	3,000	861,660
		2,284,252
Financials - 22.6%(b)
Aflac	8,000	882,160
Arthur J. Gallagher	3,000	776,370
Berkshire Hathaway - Class B(a)	2,200	1,105,830
Brookfield Asset Management	5,250	275,048
Brookfield Corp.	3,750	172,087
Chubb Ltd.	2,000	624,240
Cullen Frost Bankers	5,000	633,150
Fifth Third Bancorp	13,000	608,530
Nelnet - Class A	4,500	598,320
		5,675,735
Health Care - 15.4%
Bruker Corp.	5,000	235,550
Charles River Laboratories International(a)	2,600	518,648
Elevance Health	1,000	350,550
HCA Healthcare	1,800	840,348
Johnson & Johnson	3,000	620,850
Pfizer	15,000	373,500
Thermo Fisher Scientific	1,600	927,120
		3,866,566
Industrials - 5.8%
Canadian Pacific Kansas City	8,000	589,040
Lincoln Electric Holdings	2,100	503,244
MSC Industrial Direct - Class A	1,820	153,062
Sky Harbour Group(a)	23,000	206,310
		1,451,656

The accompanying notes are an integral part of these financial statements.

1

LK Balanced Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 5.1%
Keysight Technologies(a)	1,700	$345,423
Microsoft	1,950	943,059
		1,288,482
Materials - 1.3%
Vulcan Materials	1,200	342,264
TOTAL COMMON STOCKS (Cost $7,869,568)		18,156,334

	Par
CORPORATE BONDS - 13.3%
Communication Services - 1.3%
TWDC Enterprises 18, 3.00%, 02/13/2026	$325,000	324,611
Consumer Discretionary - 2.1%
Genuine Parts, 6.50%, 11/01/2028	500,000	529,601
Consumer Staples - 2.0%
Flowers Foods, 3.50%, 10/01/2026	500,000	497,585
Financials - 3.9%(b)
Old Republic International, 3.88%, 08/26/2026	500,000	499,568
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	496,061
		995,629
Health Care - 2.0%
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026	500,000	494,933
Industrials - 2.0%
Boeing, 2.20%, 02/04/2026	500,000	499,069
TOTAL CORPORATE BONDS (Cost $3,316,804)		3,341,428
U.S. TREASURY SECURITIES - 6.9%
United States Treasury Note/Bond
3.88%, 01/15/2026	500,000	500,021
4.00%, 02/15/2026	500,000	500,148
1.50%, 08/15/2026	250,000	246,852
2.00%, 11/15/2026	500,000	493,440
TOTAL U.S. TREASURY SECURITIES (Cost $1,739,185)		1,740,461

The accompanying notes are an integral part of these financial statements.

2

LK Balanced Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 6.0%
Federal Home Loan Bank
4.00%, 09/19/2030(c)	$500,000	$500,221
4.60%, 11/17/2032	500,000	499,497
5.00%, 01/26/2034	500,000	498,981
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,500,000)		1,498,699

	Shares
MONEY MARKET FUNDS - 1.3%
First American Government Obligations - Class Z, 3.63%(d)	339,303	339,303
TOTAL MONEY MARKET FUNDS (Cost $339,303)		339,303
TOTAL INVESTMENTS - 99.7% (Cost $14,764,860)		$25,076,225
Other Assets in Excess of Liabilities - 0.3%		68,872
TOTAL NET ASSETS - 100.0%		$25,145,097

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

LK Balanced Fund
Statement of Assets and Liabilities
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 25,076,225
Interest receivable	71,849
Receivable for fund shares sold	50,000
Dividends receivable	15,791
Dividend tax reclaims receivable	3,188
Prepaid expenses and other assets	1,864
Total assets	25,218,917
LIABILITIES:
Payable for fund administration and accounting fees	21,849
Payable for directors fees	11,545
Payable for audit fees	10,732
Payable for legal fees	7,946
Payable for transfer agent fees and expenses	4,506
Payable to Adviser	3,821
Payable for printing and mailing	3,807
Payable for compliance fees	3,726
Payable for custodian fees	1,719
Payable for expenses and other liabilities	4,169
Total liabilities	73,820
NET ASSETS	$ 25,145,097
Net Assets Consists of:
Paid-in capital	$ 14,830,465
Total distributable earnings	10,314,632
Total net assets	$ 25,145,097
Institutional Class
Net assets	$ 25,145,097
Shares issued and outstanding(a)	506,091
Net asset value per share	$49.68
Cost:
Investments, at cost	$ 14,764,860

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

LK Balanced Fund
Statement of Operations
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$155,909
Less: dividend withholding taxes	(1,150)
Interest income	140,954
Total investment income	295,713
EXPENSES:
Investment advisory fee (See Note 4)	95,293
Fund administration and accounting fees (See Note 4)	40,854
Transfer agent fees (See Note 4)	13,207
Trustees’ fees	11,000
Audit fees	10,948
Legal fees	10,889
Compliance fees (See Note 4)	7,636
Federal and state registration fees	3,076
Reports to shareholders	2,812
Custodian fees (See Note 4)	2,589
Other expenses and fees	4,076
Total expenses	202,380
Expense reimbursement by Adviser (See note 4)	(75,323)
Net expenses	127,057
NET INVESTMENT INCOME	168,656
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	211,183
Net realized gain	211,183
Net change in unrealized appreciation (depreciation) on:
Investments	894,296
Net change in unrealized appreciation (depreciation)	894,296
Net realized and unrealized gain	1,105,479
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,274,135

The accompanying notes are an integral part of these financial statements.

5

LK Balanced Fund
Statements of Changes in Net Assets

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income	$168,656	$435,900
Net realized gain	211,183	2,486,340
Net change in unrealized appreciation (depreciation)	894,296	(1,222,855)
Net increase in net assets from operations	1,274,135	1,699,385
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(2,749,992)	(2,348,456)
Total distributions to shareholders	(2,749,992)	(2,348,456)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	133,422	783,195
Shares issued from reinvestment of distributions - Institutional Class	2,597,040	2,336,031
Shares redeemed - Institutional Class	(1,996,176)	(6,359,841)
Net increase (decrease) in net assets from capital transactions	734,286	(3,240,615)
NET DECREASE IN NET ASSETS	(741,571)	(3,889,686)
NET ASSETS:
Beginning of the period	25,886,668	29,776,354
End of the period	$ 25,145,097	$ 25,886,668
SHARES TRANSACTIONS
Shares sold - Institutional Class	2,651	14,841
Shares issued from reinvestment of distributions - Institutional Class	51,951	43,795
Shares redeemed - Institutional Class	(36,982)	(117,375)
Total increase (decrease) in shares outstanding	17,620	(58,739)

The accompanying notes are an integral part of these financial statements.

6

LK Balanced Fund
Financial Highlights
Institutional Class

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$53.00	$54.41	$52.54	$49.26	$59.34	$45.19
INVESTMENT OPERATIONS:
Net investment income	0.36(a)	0.94	0.83	0.66	0.49	0.56
Net realized and unrealized gain (loss) on investments(b)	2.38	2.29	4.48	4.59	(4.29)	16.63
Total from investment operations	2.74	3.23	5.31	5.25	(3.80)	17.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.90)	(1.05)	(0.26)	(0.56)	(0.52)
Net realized gains	(5.23)	(3.74)	(2.39)	(1.71)	(5.72)	(2.52)
Total distributions	(6.06)	(4.64)	(3.44)	(1.97)	(6.28)	(3.04)
Net asset value, end of period	$49.68	$53.00	$54.41	$52.54	$49.26	$59.34
TOTAL RETURN(c)	5.10%	5.88%	10.55%	10.72%	−7.50%	39.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,145	$25,887	$29,776	$27,380	$27,712	$30,322
Ratio of expenses to average net assets:
Before expense reimbursement(d)	1.59%	1.48%	1.46%	1.47%	1.38%	1.49%
After expense reimbursement(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets(d)	1.33%	1.52%	1.52%	1.22%	0.86%	1.02%
Portfolio turnover rate(c)	21%	10%	16%	18%	14%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

LK Balanced Fund
Notes to the Financial Statements
December 31, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and current income. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The limited partnership, which incepted on June 30, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012. The Fund currently offers one class, the Institutional Class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended December 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended December 31, 2025, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2022.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

8

LK Balanced Fund
Notes to the Financial Statements
December 31, 2025 (Unaudited) (Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lawson Kroeker Investment Management, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the

9

LK Balanced Fund
Notes to the Financial Statements
December 31, 2025 (Unaudited) (Continued)
Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,156,334	$—	$ —	$ 18,156,334
Corporate Bonds	—	3,341,428	—	3,341,428
United States Government Bonds	—	3,239,160	—	3,239,160
Short-Term Investment	339,303	—	—	339,303
Total Investments in Securities	$18,495,637	$ 6,580,588	$—	$ 25,076,225

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.75% of the Fund’s average daily net assets on a monthly basis.
The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
January 2026 – June 2026	$68,754
July 2026 – June 2027	$133,743
July 2027 – June 2028	$138,226
July 2028 – December 2028	$75,323

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2025, are disclosed in the Statement of Operations.

10

LK Balanced Fund
Notes to the Financial Statements
December 31, 2025 (Unaudited) (Continued)
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2025, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$2,247,441	$1,749,414	$2,595,548	$10,371,570

6. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2025, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$10,114,639	$(697,570)	$9,417,069	$16,717,875

At June 30, 2025, components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
$208,621	$2,164,799	$9,417,069	$11,790,489

As of June 30, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2025, the Fund did not defer, on a tax basis, any qualified late year losses.
The tax character of distributions paid during the period ended December 31, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$377,675	$2,372,317	$2,749,992

The tax character of distributions paid during the year ended June 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$455,820	$1,892,636	$2,348,456

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

11

LK BALANCED FUND
ADDITIONAL INFORMATION
December 31, 2025 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-698-1378.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-698-1378, or (2) on the SEC’s website at https://www.sec.gov/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

12

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
1926 South 67th Street, Suite 201
Omaha, NE 68106
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	March 9, 2026

* Print the name and title of each signing officer under his or her signature.